Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The income tax expense (benefit) for 2022, 2021, and 2020 was as follows (in thousands):

	2022	2021	2020
Current Expense:
Federal	$5,501	$5,564	$5,770
State	1,388	372	—
	$6,889	$5,936	$5,770

Deferred Expense:
Federal	$1,318	$(1,401)	$(3,830)
State	79	(258)	—
	$1,397	$(1,659)	$(3,830)

Total	$8,286	$4,277	$1,940
Deferred income taxes are provided on the asset and liability method whereby deferred tax assets are recognized for deductible temporary differences and net operating losses and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and net operating loss carry-forwards and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of these deferred tax assets.
The Company follows accounting guidance related to accounting for uncertainty in income taxes. Under the “more likely than not” threshold guidelines, the Company recorded $291 thousand of income tax expense. There were no uncertain tax positions as of December 31, 2021 or 2020. The Company’s policy is to account for interest and penalties as a component of income tax expense. The Company is no longer subject to examination by federal, state and local taxing authorities for years before January 1, 2019.
The following reconciles income taxes reported in the financial statements to taxes that would be obtained by applying statutory tax rates to income before taxes (in thousands):

	2022	2021	2020
Expected taxes using statutory rates	$10,983	$8,493	$5,972
Benefit of tax exempt income, net of non-deductible interest	(1,694)	(1,993)	(1,644)
Nontaxable income from life insurance	(570)	(502)	(496)
Low income tax credits, net of amortization	(1,840)	(1,843)	(1,231)
State taxes, net of federal benefit	1,159	294	—
Other adjustment, net	248	(172)	(661)
	$8,286	$4,277	$1,940
The net deferred tax amounts in the accompanying Balance Sheets include the following components (in thousands):

	2022	2021
Deferred tax assets:
Provision for loan losses	$4,418	$6,962
Lease liability	2,171	2,451
Compensation accruals	1,773	1,345
Partnership investments	1,907	1,550
Unrealized losses on securities available-for-sale	34,789	—
Tax credit carryforward	7,634	7,272
Deferred state taxes	179	—
Other	422	243
	$53,293	$19,823
Deferred tax liabilities:
Unrealized gains on securities available-for-sale	$—	$(3,449)
Tax over book depreciation	(1,555)	(1,369)
Pension accrual	(366)	(890)
Right of use asset	(2,074)	(2,349)
	$(3,995)	$(8,057)

Net deferred tax asset	$49,298	$11,766